COVERTIBLE DEBTS (Details Narrative) - USD ($)		1 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Nov. 10, 2020	Apr. 28, 2021	Apr. 22, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Total proceeds issued a convertible debt				$ 0	$ 260,000	$ 0	$ 300,000
Extinguishment of convertible debt						$ 0	$ 36,731	$ 0
Convertible Debt [Member]
Convertible debt in exchange for cash	$ 20,000		$ 55,245
Convertible debt in exchange for cash, fair value			50,684
Additional cash proceeds			$ 30,000
Warrants issued			506,838
Warrant exercisable			$ 0.25
Original issue discount			$ 4,561
Convertible interest rate	8.00%		8.00%
Total proceeds issued a convertible debt	$ 20,000
Fair value			$ 44,088
Extinguishment of convertible debt			$ 18,049
Beneficial conversion features					5,912
Carrying value of convertible debt					0
Conversion of common stock value					$ 58,394
Conversion of common stock shares issued					583,936
Convertible Debt One [Member]
Convertible debt in exchange for cash	$ 20,000	$ 33,508
Convertible debt in exchange for cash, fair value		30,741
Additional cash proceeds		$ 10,000
Warrants issued		307,408
Warrant exercisable		$ 0.25
Original issue discount		$ 2,767
Convertible interest rate	8.00%	8.00%
Total proceeds issued a convertible debt	$ 20,000
Fair value		$ 25,745
Extinguishment of convertible debt		$ 18,682
Beneficial conversion features					$ 4,255
Conversion of common stock value					$ 35,321
Conversion of common stock shares issued					353,215
Debt instrument interest rate					12.00%